Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 263,087	$ 243,660	$ 273,968
Additions	26,671	83,405	28,694
Deductions	(53,567)	(53,719)	(54,912)
Translation	(14,992)	(10,259)	(4,090)
Balance at end of period	221,199	263,087	243,660
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	943	23,076	25,539
Additions	814	937	8,524
Deductions	(787)	(22,929)	(10,892)
Translation	(96)	(141)	(95)
Balance at end of period	874	943	23,076
Allowance for doubtful accounts | Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	585
Balance at end of period	542	585
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	358
Balance at end of period	332	358
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	235,196	194,426	219,920
Additions	2,403	65,077	2,375
Deductions	(38,992)	(18,870)	(26,252)
Translation	(12,368)	(5,437)	(1,617)
Balance at end of period	186,239	235,196	194,426
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	26,948	26,158	28,509
Additions	23,454	17,391	17,795
Deductions	(13,788)	(11,920)	(17,768)
Translation	(2,528)	(4,681)	(2,378)
Balance at end of period	34,086	26,948	26,158
Legal Reserve Accrual
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	22,555	15,330	17,441
Legal Reserve Reclassifications
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	899	2,061
Legal Reserve Settlements
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	$ (13,788)	$ (11,920)	$ (17,768)